BASIC AND DILUTED NET EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net income available to shareholders of Ordinary shares	$ 17,393	$ 6,997	$ 690
Denominator:
Denominator for basic earnings per share - weighted average number of Ordinary shares, net of treasury stock	218,977,802	218,972,262	215,884,160
Effect of dilutive securities:
Employee stock options	2,959,064	1,333,181	1,841,885
Warrants	3,889,484	1,725,231	5,339,873
Denominator for diluted net earnings per share - adjusted weighted average number of shares	225,826,350	222,030,674	223,065,918